LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Schedule of Future Maturities of Long-term Debt (Details) $ in Millions	Feb. 23, 2019 USD ($)
Debt Disclosure [Abstract]
2019	$ 51.5
2020	188.5
2021	181.9
2022	1,128.7
2023	1,533.2
Thereafter	7,002.5
Total	$ 10,086.3